Noncontrolling Interest	12 Months Ended
Dec. 31, 2016
Noncontrolling Interest [Abstract]
Noncontrolling Interest
Noncontrolling Interest
In 2015, we entered into a joint venture agreement with Shanghai Hi-Tech Control System Co, Ltd (Hite). The purpose of the joint venture is to develop and provide certain Network Solutions products and integrated solutions to customers in China. Belden and Hite contributed $1.53 million and $1.47 million, respectively, to the joint venture in 2015, reflecting ownership percentages of 51% and 49%, respectively. Belden and Hite are committed to fund an additional $1.53 million and $1.47 million to the joint venture in the future. The joint venture is determined to not have sufficient equity at risk; therefore, it is considered a variable interest entity. We have determined that Belden is the primary beneficiary of the joint venture, due to both our ownership percentage and our control over the activities of the joint venture that most significantly impact its economic performance based on the terms of the joint venture agreement with Hite. Because Belden is the primary beneficiary of the joint venture, we have consolidated the joint venture in our financial statements. The results of the joint venture attributable to Hite’s ownership are presented as net loss attributable to noncontrolling interest in the consolidated statements of operations. The joint venture is not material to our consolidated financial statements as of or for the years ended December 31, 2016 and 2015.